Concentration and Risks (Details) - Schedule of Net Revenues - Net Revenues [Member] - Customer Concentration Risk [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Schedule of Net Revenues [Line Items]
Net revenues amount	$ 1,880,944	$ 3,236,174	$ 1,723,973
Net revenues percentage	21.00%	26.00%	16.00%
Customer B [Member]
Schedule of Net Revenues [Line Items]
Net revenues amount	$ 24,750	$ 1,349,669	$ 488,682
Net revenues percentage	0.00%	11.00%	5.00%
Customer C [Member]
Schedule of Net Revenues [Line Items]
Net revenues amount	$ 1,126,296
Net revenues percentage	13.00%